Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
Schedule of Options to Services Providers and Advisers Outstanding	The options to services providers and advisers outstanding as of December 31, 2023, December 31, 2022 and December 31, 2021 were as follows:
	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	114,512	3.058	87,833	0.37	165,987	0.37
Reclassified to employees and directors	-	-	-	-	(71,260)	0.37
Granted	-	-	29,400	10.84	16,326	0.37
Exercised	9,401	0.367	(2,721)	0.37	(20,086)	0.37
Forfeited	-	-	-	-	(3,134)	0.37
Options outstanding	105,111	4.085	114,512	3.058	87,833	0.37
Options exercisable	94,242	3.267	82,257	0.71	62,715	0.37
Share-based payment expenses	$19		$54		$279

The options to employees and directors outstanding as of December 31, 2023, December 31, 2022 and December 31, 2021 were as follows:
	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	386,260	0.37	448,120	0.37	296,038	0.37
Reclassified to employees and directors	-	-			71,260	0.37
Granted	-	-			95,238	0.37
Exercised		-	4,309	0.37	(4,544)	0.37
Forfeited	28,571	0.37	57,551	0.37	(9,872)	0.37
Options outstanding	357,689	0.37	386,260	0.37	448,120	0.37
Options exercisable	350,131	0.37	342,757	0.37	347,069	0.37
Share-based payment expenses	$47	-	$174	-	$394	-

Schedule of RSUs to Services Providers and Advisers Outstanding	The RSUs to services providers and advisers outstanding as of December 31, 2023, December 31, 2022 and December 31, 2021 were as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	18,266	10,000	-
Granted	-	22,500	10,000
Vested	10,833	14,234	-
RSUs outstanding	7,433	18,266	10,000
RSU’s Vested	25,067	14,234	-
Share-based payment expenses	$9	$33	$16
The RSUs to employees and directors outstanding as of December 31, 2023, December 31, 2022 and December 31, 2021 were as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	1,727,842	2,002,587	-
Granted	-	1,016,854	2,658,188
Forfeited	67,087	65,626
Vested	1,215,615	1,225,973	655,601
RSUs outstanding	445,140	1,727,842	2,002,587
RSU’s Vested	3,097,189	1,881,574	655,601
Share-based payment expenses	$1,352	$4,618	$6,014